Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2017 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2018	$4,205	$121,234
2019	3,750	64,504
2020	2,247	58,731
2021	1,371	55,290
2022	913	52,781
Thereafter	3,993	345,860
Total	16,479	$698,400
Less: imputed interest	(3,231)
Present value of minimum lease payments	13,248
Less: current capital lease obligations	(3,623)
Long-term capital lease obligations	$9,625

Future Minimum Lease Commitments for Capital Lease Obligations

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2017 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2018	$4,205	$121,234
2019	3,750	64,504
2020	2,247	58,731
2021	1,371	55,290
2022	913	52,781
Thereafter	3,993	345,860
Total	16,479	$698,400
Less: imputed interest	(3,231)
Present value of minimum lease payments	13,248
Less: current capital lease obligations	(3,623)
Long-term capital lease obligations	$9,625